IDENTIFIABLE INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2022
IDENTIFIABLE INTANGIBLE ASSETS - NET
IDENTIFIABLE INTANGIBLE ASSETS - NET
10.	IDENTIFIABLE INTANGIBLE ASSETS — NET

Identifiable intangible assets consisted of the following at December 31 (in thousands, except years):

		As of December 31, 2022
		2022			2021
	Range of
	Estimated
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$389,484	$—	$389,484	$402,581	$—	$402,581
Trademarks and trade names	5 – 10	104,053	(104,026)	27	104,174	(96,041)	8,133
Patented and unpatented technology	3 – 10	109,275	(103,419)	5,856	112,288	(97,818)	14,470
Customer lists, contracts, and relationships	5 – 11	391,454	(367,273)	24,181	404,421	(350,997)	53,424
Non-compete Covenant	3	900	(900)	—	900	(811)	89
Other identifiable intangible assets	3 – 13	5,059	(5,059)	—	7,110	(6,955)	155
		$1,000,225	$(580,677)	$419,548	$1,031,474	$(552,622)	$478,852

The Getty Images trade name was valued using an estimated royalty rate which considered name recognition, licensing practices of the Company and its competitors for similar services, and other relevant qualitative factors.

Based on balances at December 31, 2022, the estimated aggregate amortization expense for identifiable intangible assets for the next five years is as follows (in thousands):

Fiscal Years Ended
December 31,
2023	$23,892
2024	$2,092
2025	$2,083
2026	$729
2027	$279